Trade Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2021
Trade Accounts Receivable and Other Current Assets
Trade Accounts Receivable and Other Current Assets

12) Trade Accounts Receivable and Other Current Assets

(a) Trade Accounts Receivable

Trade accounts receivable are presented net of provisions for expected credit loss. As of December 31, 2021 and 2020, there were no trade receivables and no provision for expected credit loss.

(b) Other Current Assets

Other current assets consist of the following:

(U.S. Dollars in thousands)	At December 31, 2021	At December 31, 2020
Insurance claims for recoveries	$124	$—
Refund of value added tax	1,805	1,429
Prepaid expenses	1,158	1,050
Other receivables	2,540	3,032
Total other current assets	$5,627	$5,511